Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Movement of Intangible Assets and That of Their Related Accumulated Amortization

The movement in intangible assets and the related accumulated amortization as of December 31, 2016, 2017 and 2018 is as follows:

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2016
Cost	192,227	96,751	716,125	82,134	42,761	326,723	3,623	13,288	15,425	1,489,057
Accumulated amortization and impairment	(21,995)	(217)	(298,232)	(57,940)	(32,543)	(192,460)	(3,623)	—	(3,761)	(610,771)

Net carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286

Net initial carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286
Additions	—	—	118,222	—	16,477	17,772	—	—	19,255	171,726
Acquisition of subsidiary – Adexus (Note 33 a)	930	9,088	6,090	12,822	—	—	—	—	4,203	33,133
Transfers from assets under construction (Note 17)	—	—	—	—	—	—	—	—	1,257	1,257
Reclasifications	—	—	5,258	—	345	—	—	—	(5,603)	—
Disposals – net cost	—	—	(1,395)	—	—	(2,395)	—	—	—	(3,790)
Amortization	—	—	(28,206)	(4,376)	(8,043)	(40,918)	—	—	(1,200)	(82,743)
Impairment loss	(38,680)	(15,628)	—	—	—	—	—	—	—	(54,308)
Translations adjustments	12,038	3,672	(102)	171	1,024	—	—	—	(78)	16,725

Net final carrying amount	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

At December 31, 2016
Cost	205,195	109,511	844,213	95,127	60,607	342,100	3,623	13,288	34,294	1,707,958
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	(3,623)	—	(4,796)	(747,672)

Net carrying amount	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2017
Cost	205,195	109,511	844,213	95,127	60,607	342,100	3,623	13,288	34,294	1,707,958
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	(3,623)	—	(4,796)	(747,672)

Net cost	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

Net initial cost	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286
Additions	—	—	38,156	5,274	3,330	49,698	—	—	20,832	117,290
Capitalization of interest	—	—	26,015	—	—	—	—	—	—	26,015
Deconsolidation, net	(3,524)	—	(17,354)	—	(21)	—	—	—	(2,767)	(23,666)
Transfers from assets under construction (Note 17)	—	—	(11,217)	—	2,761	5,008	—	—	3,617	169
Derecognition - cost	—	—	(537)	—	(1,572)	—	—	—	(355)	(2,464)
Amortization	—	—	(24,609)	(4,189)	(8,091)	(46,695)	—	—	(2,973)	(86,557)
Impairment	(20,068)	(29,541)	—	—	—	—	—	—	—	(49,609)
Translations adjustments	(4,124)	975	13	369	1,196	—	—	—	177	(1,394)

Net final cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

At December 31, 2017
Cost	197,547	110,486	841,229	98,607	59,913	396,806	3,623	13,288	55,701	1,777,200
Accumulated amortization and impairment	(80,743)	(45,386)	(313,002)	(64,342)	(42,289)	(280,073)	(3,623)	—	(7,672)	(837,130)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2018
Cost	197,547	110,486	841,229	98,607	59,913	396,806	3,623	13,288	55,701	1,777,200
Accumulated amortization and impairment	(80,743)	(45,386)	(313,002)	(64,342)	(42,289)	(280,073)	(3,623)	—	(7,672)	(837,130)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

Net initial cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070
Additions	—	—	23,803	—	3,267	68,544	—	—	5,067	100,681
Capitalization of interest expenses	—	—	3,361	—	—	—	—	—	—	3,361
Desconsolidation, net	(20,086)	(8,358)	(22,758)	(8,909)	(10,153)	—	—	—	(1,863)	(72,127)
Transfers from assets under construction (Note 17)	—	—	—	—	199	—	—	—	(199)	—
Derecognition - cost	—	—	(16)	—	(1,941)	(4,126)	—	—	—	(6,083)
Amortization	—	—	(50,776)	(7,996)	(5,834)	(41,930)	—	—	(5,536)	(112,072)
Translations adjustments	(3,430)	(4,301)	199	(303)	830	—	—	—	270	(6,735)

Net final cost	93,288	52,441	482,040	17,057	3,992	139,221	—	13,288	45,768	847,095

At December 31, 2018
Cost	174,031	97,097	836,254	85,482	16,177	461,224	3,623	13,288	54,644	1,741,820
Accumulated amortization and impairment	(80,743)	(44,656)	(354,214)	(68,425)	(12,185)	(322,003)	(3,623)	—	(8,876)	(894,725)

Net cost	93,288	52,441	482,040	17,057	3,992	139,221	—	13,288	45,768	847,095

Summary of Goodwill Allocated to Cash-Generating Units (CGU)

At December 31, the goodwill of the cash-generating units (CGUs) is distributed as follows:

	2016	2017	2018
Engineering and construction	98,587	75,051	71,621
Electromechanical	20,737	20,737	20,737
Mining and construction services	13,366	13,366	—
IT equipment and services	5,102	930	930
Telecommunications services	6,728	6,720	—

	144,520	116,804	93,288

Summary of Major Assumptions Used by the Group in Determining the Fair Value Less Cost of Disposal

The main assumptions used by the Group to determine fair value less disposal costs and value in use are as follows:

	Engineering and construction	Electro- mechanical	IT equipment and services	Telecommu- nication services
	%	%	%	%
2016
Gross margin	9.50% - 12.99%	11.10%	15.00% - 23.19%	11.75%
Terminal growth rate	3.00% - 4.00%	2.00%	2.00% - 3.00%	3.00%
Discount rate	9.66% - 12.72%	11.01%	21.74%	10.02%
2017
Gross margin	9.50%	8.00%	20.83%	4.26%
Terminal growth rate	3.00%	2.00%	2.90%	3.00%
Discount rate	11.18%	11.48%	10.17%	4.02%
2018
Gross margin	12.67%	7.63%	20.00%	—
Terminal growth rate	3.00%	2.00%	2.90%	—
Discount rate	12.55%	11.44%	15.39%	—

The main assumptions used by the Group to determine fair value less cost of sales are as follows:

	Engineering and construction		IT Equipment Services
	Morelco	Vial yVives- DSD	Adexus
	%	%	%
2016
Average revenue growth rate	14.39%	24.53%	12.60%
Terminal growth rate	3.00%	4.00%	3.00%
Discount rate	11.85%	9.87%	16.05%
2017
Average revenue growth rate	9.60%	25.00%	9.19%
Terminal growth rate	3.00%	4.00%	3.00%
Discount rate	11.18%	14.80%	16.63%
2018
Average revenue growth rate	12.25%	19.58%	17.93%
Terminal growth rate	3.00%	3.00%	2.90%
Discount rate	12.55%	14.00%	12.40%

Summary of Amortization of Intangibles

Amortization of intangibles is broken down in the income statement as follows:

	2016	2017	2018
Cost of sales and services (Note 27)	59,682	67,381	98,318
Administrative expenses (Note 27)	4,890	3,002	4,856
(+) Amortization discontinued operations	18,171	16,174	8,898

	82,743	86,557	112,072